Employee benefits, Expenses and liabilities recognized for pensions and other employee remunerations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses recognized [Abstract]
Salaries, benefits and inherent	$ 317,776	$ 320,827	$ 347,403
Pensions - defined benefit plans	23,623	22,873	21,211
Employee benefits expense	341,399	343,700	$ 368,614
Long-term [Abstract]
Employee benefits	150,197	151,481
Short term liabilities and remunerations [Abstract]
Short-term employee benefits accruals	924	3,256
Actuarial (loss) gain net of taxes	7,667	1,648
Pensions and Seniority Premiums [Member]
Long-term [Abstract]
Employee benefits	136,832	141,014
Termination of Employment [Member]
Long-term [Abstract]
Employee benefits	$ 13,365	$ 10,467